Combined capital and additional paid in capital-Disclosure of changes in combined capital and additional paid in capital (Detail) ( Parenthetical) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of changes in combined capital and additional paid in capital
Equity			¥ 9,764		¥ 25,069				¥ 23,246
Issue of equity	[1]		0
Issued Capital [member]
Disclosure of changes in combined capital and additional paid in capital
Equity	[1]		0		¥ 0				¥ 0
Issue of equity	[1]		0
Issued Capital [member] | Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Equity | $						$ 1	$ 1			$ 0
Issue of equity | $				$ 0
Top of range [member] | Issued Capital [member] | Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Equity | $								$ 1
Issue of equity | $		$ 1
Top of range [member] | Issued Capital And Additional Paid in Capital
Disclosure of changes in combined capital and additional paid in capital
Issue of equity			¥ 1,000

[1]	Representing amount less than RMB1,000.